Common Stock (Details) - $ / shares	Dec. 31, 2022	Nov. 22, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized	600,000,000		600,000,000
Common stock, par value per share	$ 0.0001		$ 0.0001
Common stock, shares issued	26,329,195	26,393,195	6,745,554
Common stock, shares outstanding	26,329,195		6,745,554
Common stock, shares reserved for issuance	32,120,077
Warrants
Class of Stock [Line Items]
Common stock, shares reserved for issuance	18,106,559